FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Assets and Liabilities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020
Financial Assets
Balance, beginning of period			$ 33,281
Balance, end of period	$ 36,801		36,801
Financial Liabilities
Balance, beginning of period			187,156
Balance, end of period	186,801		186,801
Level 3
Financial Assets
Balance, beginning of period			1,780
Balance, end of period	1,858		1,858
Financial Liabilities
Balance, beginning of period			2,542
Balance, end of period	2,564		2,564
At fair value | Level 3
Financial Assets
Balance, beginning of period	1,769		1,780
Fair value changes in net income	(182)		(210)
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	0		(21)
Additions, net of disposals	271		309
Balance, end of period	1,858		1,858
Financial Liabilities
Balance, beginning of period		$ 2,549	2,542
Fair value changes in net income		(48)	(47)
Fair value changes in other comprehensive income		(33)	(67)
Additions, net of disposals		$ 96	136
Balance, end of period	$ 2,564		$ 2,564